Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	Right-of-use asset	Leasehold improvements	Other equipment	Total
January 1, 2020	$4,759	$–	$40,357	$45,116
Additions	57,919	85,319	387	143,625
Depreciation	(11,999)	(17,064)	(8,570)	(37,633)
Disposals	–	–	(11,981)	(11,981)
Foreign currency translation change	(10,870)	–	–	(10,870)
December 31, 2020	39,809	68,255	20,193	128,257
Additions	-	-	180,739	180,739
Depreciation	(6,920)	(12,355)	(12,493)	(31,768)
Disposals	-	-	(65,016)	(65,016)
Foreign currency translation change	(15,504)	(32,559)	(17,015)	(65,078)
December 31, 2021	$17,385	$55,141	$106,408	$147,134